Commitments And Contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
14. COMMITMENTS AND CONTINGENCIES
Operating lease commitments
Future minimum payments under
non-cancelable
operating leases with initial terms in excess of one year consist of the following as of December 31, 2020:

	RMB	US$
		(Note 2)
For the years ending:
2021	8,949	1,372
2022	9,712	1,488
2023	6,956	1,066
2024	—	—
2025	—	—

Total	25,617	3,926

Payments under operating leases are expensed on a straight-line basis over the periods of their respective leases. The Group’s lease arrangements have no renewal options, rent escalation clauses, restrictions or contingent rents and are all executed with third parties. For the years ended December 31, 2018, 2019 and 2020, total rental related expenses for all operating leases amounted to RMB3,145, RMB11,104 and RMB11,536, respectively.
Contingencies
The Group is currently not involved in any legal or administrative proceedings that may have a material adverse impact on the Group’s business, financial position or results of operations.